Tax liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Tax liabilities
Social security	R$ 2,498	R$ 2,710
Severance indemnity fund (FGTS)	1,096	1,006
Federal VAT (PIS/COFINS)	1,672	4,276
Withholding income taxes (IRF/CSRF)	7,656	5,723
Service taxes (ISSQN)	1,254	1,337
Other	4,670	1,994
Total	R$ 18,846	R$ 17,046